UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                      FORM 13F
                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment[ ]; Amendment Number:
                                              ------------

This Amendment (Check only one.):       [ ]is a restatement.
                                        [ ]adds new holdings entries.


Institutional Investment Manager Filing This Report:

                          Name:    Stevens First Principles Investment Advisors

                          Address: 4100 Newport Place, Suite 720
               			   Newport Beach, CA 92660

                          13F File Number: 28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

        Name:     Steven Lee Yamshon
        Title:    Chief Compliance Officer
        Phone:    949-251-9333


Signature, Place, and Date of Signing:


/s/ Steven Lee Yamshon                 Newport Beach, CA      2/13/07
-----------------------------------  ---------------------  -----------
[Signature]                                [Place]             [Date]


Report Type (Check only one.):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Included Managers:

NONE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:	 153

Form 13F Information Table Value Total:  $79,465 (x1,000)


List of Other Included Managers:

NONE

                              FORM 13F INFORMATION TABLE - STEVENS FIRST PRINCIPLES INVESTMENT ADVISERS 12/31/06
                                                               VALUE SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x1000)PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

Alcoa Inc                            COM            013817101     25     824  SH           SOLE                  25
Alexander & Baldwin Inc              COM            014482103  3,131  70,620  SH           SOLE               3,131
Amgen Inc                            COM            031162100      3      40  SH           SOLE                   3
Anglo American Plc                   ADR            03485P102  1,711  70,091  SH           SOLE               1,711
Apartment Investment & Management Co COM CL A       03748R101      2      41  SH           SOLE                   2
Archer Daniels Midland Co            COM            039483102     83   2,600  SH           SOLE                  83
Banco Latinoamericano Exportaciones  COM CL E       P16994132    845  49,820  SH           SOLE                 845
Berkshire Hathaway Inc               COM CL A       084670108    110       1  SH           SOLE                 110
Berkshire Hathaway Inc               COM CL B       084670207     18       5  SH           SOLE                  18
BlackRock Insured Municipal Term Trt COM            092474105      3     300  SH           SOLE                   3
Boeing Co                            COM            097023105      1      15  SH           SOLE                   1
Bristol-Myers Squibb Co              COM            110122108     36   1,350  SH           SOLE                  36
Cadbury Schweppes Plc                ADR            127209302  3,204  74,625  SH           SOLE               3,204
Cadence Design Systems Inc           COM            127387108      2     100  SH           SOLE                   2
California Water Service Group       COM            130788102    967  23,935  SH           SOLE                 967
Canadian Pacific Railway Ltd         COM            13645T100  2,141  40,571  SH           SOLE               2,141
Canon Inc                            ADR            138006309  3,208  56,682  SH           SOLE               3,208
CBS Corp                             COM CL B       124857202  1,168  37,471  SH           SOLE               1,168
CF Industries Holdings Inc           COM            125269100  1,212  47,273  SH           SOLE               1,212
Chevron Corp                         COM            166764100  1,599  21,751  SH           SOLE               1,599
Chico's FAS Inc                      COM            168615102      5     230  SH           SOLE                   5
Cincinnati Financial Corp            COM            172062101    772  17,037  SH           SOLE                 772
Cisco Systems, Inc                   COM            17275R102     14     500  SH           SOLE                  14
Coca Cola Co                         COM            191216100     10     202  SH           SOLE                  10
Colgate-Palmolive Co                 COM            194162103      3      39  SH           SOLE                   3
ConocoPhillips                       COM            20825C104    891  12,382  SH           SOLE                 891
Consolidated Edison Inc              COM            209115104     10     200  SH           SOLE                  10
Consolidated-Tomoka Land Co          COM            210226106     80   1,100  SH           SOLE                  80
Constellation Energy Group           COM            210371100      2      25  SH           SOLE                   2
Costco Wholesale Corp                COM            22160K105      3      50  SH           SOLE                   3
Credence Systems Corp                COM            225302108      1     100  SH           SOLE                   1
CSX Corporation                      COM            126408103      5     150  SH           SOLE                   5
Curtiss Wright Corp                  COM            231561101      4      96  SH           SOLE                   4
Discovery Holding Co                 COM CL A       25468Y107      3     215  SH           SOLE                   3
DR Horton Inc                        COM            23331A109     26   1,000  SH           SOLE                  26
EI DuPont de Nemours & Co            COM            263534109      4      90  SH           SOLE                   4
Electronic Arts Inc                  COM            285512109      2      40  SH           SOLE                   2
EnCana Corp                          COM            292505104     46   1,000  SH           SOLE                  46
Energy Select Sector SPDR            ETF            81369Y506      1      15  SH           SOLE                   1
Exxon Mobil Corp                     COM            30231G102    861  11,240  SH           SOLE                 861
Favrille Inc                         COM            312088404    196  78,260  SH           SOLE                 196
Firstenergy Corp                     COM            337932107     15     250  SH           SOLE                  15
Gehl Co                              COM            368483103      1      40  SH           SOLE                   1
General Electric Co                  COM            369604103  3,885 104,410  SH           SOLE               3,885
Genitope Corp                        COM            37229P507     11   3,050  SH           SOLE                  11
Glaxosmithkline Plc                  ADR            37733W105  1,878  35,603  SH           SOLE               1,878
Home Depot Inc                       COM            437076102      9     214  SH           SOLE                   9
Honda Motor Co Ltd                   ADR            438128308  3,932  99,445  SH           SOLE               3,932
Humana Inc                           COM            444859102      3      50  SH           SOLE                   3
II-VI Inc                            COM            902104108      2      60  SH           SOLE                   2
Ingersoll-Rand Co Ltd                COM CL A       G4776G101  1,894  48,393  SH           SOLE               1,894
Interpublic Group of Companies Inc   COM            460690100      2     200  SH           SOLE                   2
IRSA Inversiones y Representaciones  ADR            450047204     17   1,000  SH           SOLE                  17
iShares COMEX Gold Trust             ETF            464285105  2,348  37,126  SH           SOLE               2,348
iShares DJ Select Dividend Index     ETF            464287168      7     100  SH           SOLE                   7
iShares DJ Transportation Index      ETF            464287192     10     120  SH           SOLE                  10
iShares DJ US Basic Materials Index  ETF            464287838     14     245  SH           SOLE                  14
iShares DJ US Consumer Goods Index   ETF            464287812      9     150  SH           SOLE                   9
iShares DJ US Consumer Services Idx  ETF            464287580     16     235  SH           SOLE                  16
iShares DJ US Energy Index           ETF            464287796     19     190  SH           SOLE                  19
iShares DJ US Healthcare Index       ETF            464287762      9     130  SH           SOLE                   9
iShares DJ US Real Estate Index      ETF            464287739     24     290  SH           SOLE                  24
iShares DJ US Total Market Index     ETF            464287846    386   5,615  SH           SOLE                 386
iShares GS Natural Resources Index   ETF            464287374  5,723  56,327  SH           SOLE               5,723
iShares GS $iBoxx Corporate Bond Fnd ETF            464287242    521   4,885  SH           SOLE                 521
iShares Lehman 1-3 Year Treasury Idx ETF            464287457    493   6,164  SH           SOLE                 493
iShares Lehman 7-10 Yr Treasury Idx  ETF            464287440      7      80  SH           SOLE                   7
iShares MSCI Brazil Index            ETF            464286400      3      55  SH           SOLE                   3
iShares MSCI EAFE Index              ETF            464287465     28     388  SH           SOLE                  28
iShares MSCI Japan Index             ETF            464286848     88   6,210  SH           SOLE                  88
iShares MSCI Mexico Index            ETF            464286822      3      50  SH           SOLE                   3
iShares MSCI Singapore Index         ETF            464286673      3     225  SH           SOLE                   3
iShares MSCI Switzerland Index       ETF            464286749    429  17,225  SH           SOLE                 429
iShares MSCI Taiwan Index            ETF            464286731     54   3,750  SH           SOLE                  54
iShares Russell 2000 Value Index     ETF            464287630      9     117  SH           SOLE                   9
iShares Russell 3000 Index           ETF            464287689      4      50  SH           SOLE                   4
iShares S&P Global Healthcare Sector ETF            464287325      3      50  SH           SOLE                   3
Johnson & Johnson                    COM            478160104      8     125  SH           SOLE                   8
Kansas City Southern                 COM            485170302    131   4,530  SH           SOLE                 131
Kimco Realty Corporation             COM            49446R109     60   1,340  SH           SOLE                  60
Leucadia National Corp               COM            527288104    230   8,160  SH           SOLE                 230
Liberty Global Inc                   COM SER A      530555101      3     120  SH           SOLE                   3
Liberty Global Inc                   COM SER C      530555309      3     120  SH           SOLE                   3
Liberty Media Corp - Capital         COM SER A      53071M302     10     107  SH           SOLE                  10
Liberty Media Corp - Interactive     COM SER A      53071M104     12     538  SH           SOLE                  12
Lockheed Martin Corp                 COM            539830109      9     100  SH           SOLE                   9
Mannkind Corp                        COM            56400P201     10     590  SH           SOLE                  10
McDonald's Corp                      COM            580135101  3,186  71,860  SH           SOLE               3,186
Medco Health Solutions Inc           COM            58405U102     10     183  SH           SOLE                  10
Merrill Lynch & Co                   COM            590188108      4      48  SH           SOLE                   4
Microsoft Corp                       COM            594918104      6     205  SH           SOLE                   6
Nabors Industries Ltd                COM            G6359F103      1      50  SH           SOLE                   1
National Oilwell Varco, Inc          COM            637071101     92   1,500  SH           SOLE                  92
New Frontier Media Inc               COM            644398109      3     310  SH           SOLE                   3
Newmont Mining Corp                  COM            651639106      5     115  SH           SOLE                   5
Norfolk Southern Corp                COM            655844108      3      50  SH           SOLE                   3
Northrop Grumman Corp                COM            666807102      3      46  SH           SOLE                   3
Nova Chemicals Corp                  COM            66977W109      6     218  SH           SOLE                   6
Novartis AG                          ADR            66987V109      4      63  SH           SOLE                   4
Nuveen Municipal Value Fund          COM            670928100     13   1,200  SH           SOLE                  13
PepsiCo, Inc                         COM            713448108     28     445  SH           SOLE                  28
Peregrine Pharmaceuticals Inc        COM            713661106      6   5,000  SH           SOLE                   6
Pfizer Inc                           COM            717081103    688  26,568  SH           SOLE                 688
Pharmaceutical HOLDR                 ETF            71712A206  1,616  21,000  SH           SOLE               1,616
Pinnacle West Capital Corp           COM            723484101    253   5,000  SH           SOLE                 253
Plum Creek Timber Company            COM            729251108  3,392  85,131  SH           SOLE               3,392
PNC Financial Services Group Inc     COM            693475105    215   2,900  SH           SOLE                 215
Pope Resources LP                    DPSTRY RCPT    732857107    574  16,737  SH           SOLE                 574
Potlatch Corp                        COM            737630103  1,010  23,056  SH           SOLE               1,010
PowerShares DB Cmdty Idx Trckng Fnd  ETF            73935S105      9     350  SH           SOLE                   9
PowerShares HighYield Dvdnd Achvrs   ETF            73935X302    166  10,110  SH           SOLE                 166
PowerShares Water Resources          ETF            73935X575  1,900 103,222  SH           SOLE               1,900
Procter & Gamble Co                  COM            742718109     17     260  SH           SOLE                  17
Rayonier Inc                         COM            754907103  3,512  85,547  SH           SOLE               3,512
Raytheon Co                          COM            755111507      3      61  SH           SOLE                   3
Reliance Steel & Aluminum Co         COM            759509102      8     200  SH           SOLE                   8
S&P 500 Depository Receipt           ETF            78462F103     32     229  SH           SOLE                  32
Sanofi-Aventis SA                    ADR            80105N105  2,136  46,265  SH           SOLE               2,136
Schlumberger Limited                 COM            806857108      4      66  SH           SOLE                   4
Scottish Power Plc                   ADR            81013T804    206   3,529  SH           SOLE                 206
Sirius Satellite Radio Inc           COM            82966U103     12   3,500  SH           SOLE                  12
Southern Co                          COM            842587107     29     775  SH           SOLE                  29
Staples Inc                          COM            855030102     14     540  SH           SOLE                  14
streetTRACKS Gold Shares             ETF            863307104  2,898  45,855  SH           SOLE               2,898
streetTRACKS SPDR Dividend ETF       ETF            86330E760     28     450  SH           SOLE                  28
streetTRACKS SPDR DJ Wlshre Ttl Mkt  ETF            86330E885      7      64  SH           SOLE                   7
Sun Microsystems Inc                 COM            866810104      1     100  SH           SOLE                   1
Sunrise Senior Living Inc            COM            86768K106      3     100  SH           SOLE                   3
Taiwan Semiconductor Mnfctrng Co     ADR            874039100      1      70  SH           SOLE                   1
TECO Energy Inc                      COM            872375100     37   2,130  SH           SOLE                  37
Tejon Ranch Co                       COM            879080109    156   2,800  SH           SOLE                 156
Telefonica SA                        ADR            879382208      2      31  SH           SOLE                   2
Templeton Emerging Markets Fund      COM            880191101      3     150  SH           SOLE                   3
Texas Pacific Land Trust             SUB CTF        882610108      7      32  SH           SOLE                   7
                                      PROP IT
THQ Inc                              COM            872443403     33   1,000  SH           SOLE                  33
Time Warner Inc                      COM            887317105      2     100  SH           SOLE                   2
TiVo Inc                             COM            888706108      1     100  SH           SOLE                   1
TransCanada Corp                     COM            89353D107     38   1,092  SH           SOLE                  38
TRW Automotive Holdings Corp         COM            87264S106      1      25  SH           SOLE                   1
Unilever NV                          ADR            904784709      2      75  SH           SOLE                   2
Unilever Plc                         ADR            904767704  3,497 125,694  SH           SOLE               3,497
United States Steel Corp             COM            912909108      2      30  SH           SOLE                   2
United Utilities Plc                 ADR            91311Q105    925  30,098  SH           SOLE                 925
Van Kampen Municipal Trust           SH BEN INT     920919107    368  23,295  SH           SOLE                 368
Van Kampen Senior Income Trust       COM            920961109    211  23,925  SH           SOLE                 211
Vanguard Value ETF                   ETF            922908744     10     150  SH           SOLE                  10
Viacom Inc                           COM CL B       92553P201  2,348  57,226  SH           SOLE               2,348
Volcom Inc                           COM            92864N101      1      30  SH           SOLE                   1
Walgreen Co                          COM            931422109      4      84  SH           SOLE                   4
Walt Disney Co                       COM            254687106  1,716  50,080  SH           SOLE               1,716
Western Union Co                     COM            959802109    884  39,417  SH           SOLE                 884
Weyerhaeuser Co                      COM            962166104  2,270  32,130  SH           SOLE               2,270
Yahoo! Inc                           COM            984332106    100   3,920  SH           SOLE                 100